Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2025-1
Statement to Securityholders
Determination Date: January 12, 2026

Payment Date	1/15/2026
Collection Period Start	12/1/2025
Collection Period End	12/31/2025
Interest Period Start	12/15/2025
Interest Period End	1/14/2026

Cut-Off Date Net Pool Balance	$1,456,229,893.76
Cut-Off Date Adjusted Pool Balance	$1,431,844,216.07

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$187,949,933.68	$49,022,722.91	$138,927,210.77	0.482638	Nov-26
Class A-2a Notes	$295,200,000.00	$—	$295,200,000.00	1.000000	Jan-29
Class A-2b Notes	$205,600,000.00	$—	$205,600,000.00	1.000000	Jan-29
Class A-3 Notes	$501,800,000.00	$—	$501,800,000.00	1.000000	Jul-30
Class A-4 Notes	$98,460,000.00	$—	$98,460,000.00	1.000000	Feb-31
Class B Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Mar-31
Class C Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Apr-31
Class D Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Jan-32
Total Notes	$1,331,939,933.68	$49,022,722.91	$1,282,917,210.77

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,358,361,385.79	$1,308,582,491.84	0.898610
YSOC Amount	$22,841,841.57	$22,085,670.53
Adjusted Pool Balance	$1,335,519,544.22	$1,286,496,821.31
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,579,610.54	$3,579,610.54
Reserve Account Balance	$3,579,610.54	$3,579,610.54

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$187,949,933.68	3.92500%	ACT/360	$635,244.67
Class A-2a Notes	$295,200,000.00	3.88000%	30/360	$954,480.00
Class A-2b Notes	$205,600,000.00	4.31385%	ACT/360	$763,743.18
Class A-3 Notes	$501,800,000.00	3.85000%	30/360	$1,609,941.66
Class A-4 Notes	$98,460,000.00	3.92000%	30/360	$321,636.00
Class B Notes	$14,310,000.00	4.23000%	30/360	$50,442.75
Class C Notes	$14,310,000.00	4.43000%	30/360	$52,827.75
Class D Notes	$14,310,000.00	4.87000%	30/360	$58,074.75
Total Notes	$1,331,939,933.68			$4,446,390.76

II. COLLATERAL POOL BALANCE

	Beginning of Period		End of Period
Net Pool Balance	$1,358,361,385.79		$1,308,582,491.84
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,335,519,544.22		$1,286,496,821.31
Number of Receivables Outstanding	70,024		68,650
Weighted Average Contract Rate	7.26%	%	7.26%	%
Weighted Average Remaining Term (months)	54.3		53.3

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$8,387,934.23
Principal Collections	$49,545,811.34
Liquidation Proceeds	$33,092.48
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$57,966,838.05
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$57,966,838.05

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,131,967.82	$1,131,967.82	$—	$—	$56,834,870.23
Interest - Class A-1 Notes	$635,244.67	$635,244.67	$—	$—	$56,199,625.56
Interest - Class A-2a Notes	$954,480.00	$954,480.00	$—	$—	$55,245,145.56
Interest - Class A-2b Notes	$763,743.18	$763,743.18	$—	$—	$54,481,402.38
Interest - Class A-3 Notes	$1,609,941.67	$1,609,941.67	$—	$—	$52,871,460.71
Interest - Class A-4 Notes	$321,636.00	$321,636.00	$—	$—	$52,549,824.71
First Allocation of Principal	$2,513,112.37	$2,513,112.37	$—	$—	$50,036,712.34
Interest - Class B Notes	$50,442.75	$50,442.75	$—	$—	$49,986,269.59
Second Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$35,676,269.59
Interest - Class C Notes	$52,827.75	$52,827.75	$—	$—	$35,623,441.84
Third Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$21,313,441.84
Interest - Class D Notes	$58,074.75	$58,074.75	$—	$—	$21,255,367.09
Fourth Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$6,945,367.09
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,945,367.09
Regular Principal Distribution Amount	$3,579,610.54	$3,579,610.54	$—	$—	$3,365,756.55
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$3,365,756.55
Remaining Funds to Certificates	$3,365,756.55	$3,365,756.55	$—	$—	$—
Total	$57,966,838.05	$57,966,838.05	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$22,841,841.57
Increase/(Decrease)	$(756,171.04)
Ending YSOC Amount	$22,085,670.53

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,335,519,544.22	$1,286,496,821.31
Note Balance	$1,331,939,933.68	$1,282,917,210.77
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,579,610.54	$3,579,610.54
Target Overcollateralization Amount	$3,579,610.54	$3,579,610.54
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,579,610.54
Beginning Reserve Account Balance	$3,579,610.54
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,579,610.54

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.02%	25	$233,082.61
Liquidation Proceeds of Defaulted Receivables[2]	0.00%	12	$33,092.48
Monthly Net Losses (Liquidation Proceeds)			$199,990.13
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			0.06% %
Current Collection Period			0.18% %
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$267,765.69
Cumulative Net Loss Ratio			0.02% %
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.04%	26	$563,701.13
60-89 Days Delinquent	0.01%	8	$195,663.95
90-119 Days Delinquent	0.00%	2	$40,095.00
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.06%	36	$799,460.08

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$81,383.73
Total Repossessed Inventory		2	$81,383.73

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		10	$235,758.95
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			0.01% %
Current Collection Period			0.02% %
Delinquency Trigger			4.50% %
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.63	0.05%	28	0.04%